Exhibit 99.26

Client Name:
Client Project Name:	BARC 2022-INV1
Start - End Dates:	12/8/2021 - 1/13/2022
Deal Loan Count:	160

Conditions Report 2.0

Loans in Report:	160
Loans with Conditions:	39

0 - Total Active Conditions

53 - Total Satisfied Conditions

		46 - Credit Review Scope
		5 - Category: Application
		5 - Category: Assets
		4 - Category: Credit/Mtg History
		1 - Category: Income/Employment
		2 - Category: Insurance
		19 - Category: Legal Documents
		1 - Category: LTV/CLTV
		1 - Category: Potential Misrepresentation
		5 - Category: Terms/Guidelines
		3 - Category: Title
		6 - Property Valuations Review Scope
		3 - Category: Appraisal
		1 - Category: FEMA
		1 - Category: Property
		1 - Category: Value
		1 - Compliance Review Scope
		1 - Category: Documentation
1 - Total Waived Conditions

		1 - Credit Review Scope
		1 - Category: Credit/Mtg History

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